Income Taxes - Unrecognized Tax Benefits Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of reconciliation of unrecognized tax benefits activity [Roll Forward]
Unrecognized Tax Benefits – Beginning	$ 408	$ 209
Gross decreases – tax positions in prior period	(5)	(16)
Gross increase – current-period tax positions	21	215
Unrecognized Tax Benefits – Ending	$ 424	$ 408